Description of Business and Organization - Summary of Company Subsidiaries (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
HWH Limited [Member]
Company name	HWH Limited	HWH Limited
Place and date of incorporation	Anguilla,November 20, 2015	Anguilla, November 20, 2015
Particulars of issued capital	1 share of ordinary share of US$1 each	1 share of ordinary share of US$1 each
Principal activities	Investment holding	Investment holding
HWH Investment Limited [Member]
Company name	HWH Investment	HWH Investment Limited
Place and date of incorporation	Hong Kong,November 20, 2015	Hong Kong, November 20, 2015
Particulars of issued capital	1 share of ordinary share of HK$1 each	1 share of ordinary share of HK$1 each
Principal activities	Investment holding	Investment holding
Resilient Digital Sdn Bhd [Member]
Company name	Resilient Digital	Resilient Digital Sdn Bhd
Place and date of incorporation	Malaysia,September 15, 2009	Malaysia, September 15, 2009
Particulars of issued capital	100 shares of ordinary share value at RM 100	100 shares of ordinary share of RM 1 each
Principal activities	Digital marketing and hospitality software services	Digital Marketing and Hospitality software services